Intangible Assets (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 4,580	$ 4,580
Accumulated Amortization	(818)	(278)
Impairment Charge	(3,762)	0
Intangible Assets, Net	$ 0	4,302
Discount rate	30.00%
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 3,090	3,090
Discount rate	30.00%
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 1,050	1,050
Discount rate	30.00%
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 440	$ 440
Discount rate	30.00%